Deferred Excess of Loss Premiums	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
DEFERRED EXCESS OF LOSS PREMIUMS
9.	DEFERRED EXCESS OF LOSS PREMIUMS

The movement in deferred excess of loss premiums in the consolidated statement of financial position is as follows:

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Opening balance	17,238	17,095	15,173
Additions	46,776	38,207	40,726
Charged to consolidated statement of income under reinsures’ share of insurance premiums	(44,343)	(38,064)	(38,804)
Ending balance	19,671	17,238	17,095